Average Annual Total Returns ((Columbia LifeGoal Portfolios - ABCR R4 T))	0 Months Ended
Aug. 01, 2011
(Columbia LifeGoal Balanced Growth Portfolio) | Class A
Average Annual Return:
1 year	8.71%
5 years	4.24%
10 Years	4.45%
(Columbia LifeGoal Balanced Growth Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 year	8.15%
5 years	2.99%
10 Years	3.28%
(Columbia LifeGoal Balanced Growth Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.77%
5 years	3.18%
10 Years	3.31%
(Columbia LifeGoal Balanced Growth Portfolio) | Class B
Average Annual Return:
1 year	9.48%
5 years	4.35%
10 Years	4.28%
(Columbia LifeGoal Balanced Growth Portfolio) | Class C
Average Annual Return:
1 year	13.39%
5 years	4.68%
10 Years	4.27%
(Columbia LifeGoal Balanced Growth Portfolio) | Class R
Average Annual Return:
1 year	15.05%
5 years	5.21%
10 Years	4.93%
(Columbia LifeGoal Balanced Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.06%
5 years	2.29%
10 Years	1.41%
(Columbia LifeGoal Balanced Growth Portfolio) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.54%
5 years	5.80%
10 Years	5.84%
(Columbia LifeGoal Growth Portfolio) | Class A
Average Annual Return:
1 year	12.17%
5 years	3.30%
10 Years	2.96%
(Columbia LifeGoal Growth Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 year	12.12%
5 years	2.34%
10 Years	2.34%
(Columbia LifeGoal Growth Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	7.97%
5 years	2.75%
10 Years	2.46%
(Columbia LifeGoal Growth Portfolio) | Class A | returns before taxes (without sales charges)
Average Annual Return:
1 year	19.03%
5 years	4.54%
10 Years	3.57%
(Columbia LifeGoal Growth Portfolio) | Class B
Average Annual Return:
1 year	13.23%
5 years	3.46%
10 Years	2.80%
(Columbia LifeGoal Growth Portfolio) | Class C
Average Annual Return:
1 year	17.15%
5 years	3.75%
10 Years	2.78%
(Columbia LifeGoal Growth Portfolio) | Class R
Average Annual Return:
1 year	18.71%
5 years	4.27%
10 Years	3.44%
(Columbia LifeGoal Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.06%
5 years	2.29%
10 Years	1.41%
(Columbia LifeGoal Income and Growth Portfolio) | Class A
Average Annual Return:
1 year	4.99%
5 years	4.02%
10 Years	4.35%
(Columbia LifeGoal Income and Growth Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 year	4.11%
5 years	2.62%
10 Years	2.99%
(Columbia LifeGoal Income and Growth Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	3.27%
5 years	2.75%
10 Years	3.04%
(Columbia LifeGoal Income and Growth Portfolio) | Class B
Average Annual Return:
1 year	5.54%
5 years	4.15%
10 Years	4.19%
(Columbia LifeGoal Income and Growth Portfolio) | Class C
Average Annual Return:
1 year	9.50%
5 years	4.47%
10 Years	4.18%
(Columbia LifeGoal Income and Growth Portfolio) | Class R
Average Annual Return:
1 year	11.04%
5 years	5.01%
10 Years	4.84%
(Columbia LifeGoal Income and Growth Portfolio) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.06%
5 years	2.29%
10 Years	1.41%
(Columbia LifeGoal Income and Growth Portfolio) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.54%
5 years	5.80%
10 Years	5.84%
(Columbia LifeGoal Income Portfolio) | Class A
Average Annual Return:
1 year	4.33%
5 years	3.86%
Life of Fund	3.96%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Income Portfolio) | Class A | returns after taxes on distributions
Average Annual Return:
1 year	3.27%
5 years	2.42%
Life of Fund	2.51%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Income Portfolio) | Class A | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	2.84%
5 years	2.45%
Life of Fund	2.53%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Income Portfolio) | Class B
Average Annual Return:
1 year	4.08%
5 years	3.78%
Life of Fund	3.65%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Income Portfolio) | Class C
Average Annual Return:
1 year	6.09%
5 years	3.77%
Life of Fund	3.63%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Income Portfolio) | Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index/20% Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 year	5.05%
5 years	5.65%
Life of Fund	4.96%
Inception Date	Sep. 04, 2003
(Columbia LifeGoal Income Portfolio) | Barclays Capital U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.62%
5 years	4.65%
Life of Fund	3.82%
Inception Date	Sep. 04, 2003